CONSOLIDATED BALANCE SHEET (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Inspirato LLC
Common stock shares authorized	4,470,000	4,470,000
Common stock shares issued	1,148,836	1,166,154
Common stock shares outstanding	1,148,836	1,166,154
Series A-1 | Inspirato LLC
Temporary equity shares authorized	222,239	222,239
Temporary equity shares issued	217,204	222,239
Temporary equity shares outstanding	217,204	222,239
Series A-2 | Inspirato LLC
Temporary equity shares authorized	130,262	130,262
Temporary equity shares issued	130,262	130,262
Temporary equity shares outstanding	130,262	130,262
Series B | Inspirato LLC
Temporary equity shares authorized	193,094	193,094
Temporary equity shares issued	193,094	193,094
Temporary equity shares outstanding	193,094	193,094
Series B-1 | Inspirato LLC
Temporary equity shares authorized	127,609	127,609
Temporary equity shares issued	123,621	123,621
Temporary equity shares outstanding	123,621	123,621
Series D | Inspirato LLC
Temporary equity shares authorized	157,849	157,849
Temporary equity shares issued	157,849	157,849
Temporary equity shares outstanding	157,849	157,849
Series E | Inspirato LLC
Temporary equity shares authorized	132,317	132,317
Temporary equity shares issued	96,127	97,667
Temporary equity shares outstanding	96,127	97,667
Series C | Inspirato LLC
Preferred stock shares authorized	491,467	491,467
Preferred stock shares issued	491,467	491,467
Preferred stock shares outstanding	491,467	491,467